UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     February 10, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $1,658,093 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    19845   300000 SH       SOLE                   300000        0        0
AEROPOSTALE                    COM              007865108    19712   800000 SH       SOLE                   800000        0        0
AES CORP                       COM              00130H105    54810  4500000 SH       SOLE                  4500000        0        0
AON CORP                       COM              037389103   119626  2600000 SH       SOLE                  2600000        0        0
AON CORP                       COM              037389103    23005   500000 SH  PUT  SOLE                   500000        0        0
ARES CAP CORP                  COM              04010L103    38316  2325000 SH       SOLE                  2325000        0        0
BABCOCK & WILCOX CO NEW        COM              05615F102    12795   500000 SH       SOLE                   500000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    85768  2840000 SH       SOLE                  2840000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     1497   105771 SH       SOLE                   105771        0        0
BLOCK H & R INC                COM              093671105    11910  1000000 SH  CALL SOLE                  1000000        0        0
BLOCK H & R INC                COM              093671105     4764   400000 SH       SOLE                   400000        0        0
BLOCK H & R INC                COM              093671105     2978   250000 SH  CALL SOLE                   250000        0        0
BLOCK H & R INC                COM              093671105     5955   500000 SH  CALL SOLE                   500000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    20480  1000000 SH       SOLE                  1000000        0        0
D R HORTON INC                 COM              23331A109      597    50000 SH       SOLE                    50000        0        0
ENERGYSOLUTIONS INC            COM              292756202    19217  3450000 SH       SOLE                  3450000        0        0
FISERV INC                     COM              337738108    73200  1250000 SH       SOLE                  1250000        0        0
FISERV INC                     COM              337738108    29280   500000 SH  PUT  SOLE                   500000        0        0
GLOBAL PMTS INC                COM              37940X102    72781  1575000 SH       SOLE                  1575000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    19673   560000 SH       SOLE                   560000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    50715  3500000 SH       SOLE                  3500000        0        0
JPMORGAN CHASE & CO            COM              46625H100     1184    27900 SH       SOLE                    27900        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    95277  2275000 SH       SOLE                  2275000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     6649   100012 SH       SOLE                   100012        0        0
MATTEL INC                     COM              577081102    40688  1600000 SH       SOLE                  1600000        0        0
MATTEL INC                     COM              577081102     2543   100000 SH  PUT  SOLE                   100000        0        0
MCDERMOTT INTL INC             COM              580037109     9311   450000 SH       SOLE                   450000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    26040   425000 SH       SOLE                   425000        0        0
MOTOROLA INC                   COM              620076109    36280  4000000 SH       SOLE                  4000000        0        0
MOTOROLA INC WI EXDISTRIBUTION COM              620076307W   10613   278925 SH       SOLE                   278925        0        0
MYRIAD GENETICS INC            COM              62855J104    42629  1866400 SH       SOLE                  1866400        0        0
NEW YORK CMNTY BANCORP INC     COM              649445103    51838  2750000 SH       SOLE                  2750000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    75117  2100000 SH       SOLE                  2100000        0        0
OWENS CORNING NEW              COM              690742101    31150  1000000 SH       SOLE                  1000000        0        0
PETSMART INC                   COM              716768106    23892   600000 SH       SOLE                   600000        0        0
PFIZER INC                     COM              717081103      876    50000 SH       SOLE                    50000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     6428   200000 SH  PUT  SOLE                   200000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    41782  1300000 SH       SOLE                  1300000        0        0
QIAGEN N V                     ORD              N72482107    23460  1200000 SH       SOLE                  1200000        0        0
STAPLES INC                    COM              855030102    23909  1050000 SH       SOLE                  1050000        0        0
STATE STR CORP                 COM              857477103    96156  2075000 SH       SOLE                  2075000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    67415  3550000 SH       SOLE                  3550000        0        0
THOMSON REUTERS CORP           COM              884903105     7454   200000 SH       SOLE                   200000        0        0
TORCHMARK CORP                 COM              891027104    62207  1041300 SH       SOLE                  1041300        0        0
TOREADOR RES CORP              COM              891050106      357    23000 SH       SOLE                    23000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     7073   250000 SH  PUT  SOLE                   250000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    15560   550000 SH       SOLE                   550000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100    31584  1400000 SH       SOLE                  1400000        0        0
WESTERN UN CO                  COM              959802109     9285   500000 SH       SOLE                   500000        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105    62680  1810000 SH       SOLE                  1810000        0        0
ZIMMER HLDGS INC               COM              98956P102    53680  1000000 SH       SOLE                  1000000        0        0
ZIMMER HLDGS INC               COM              98956P102     8052   150000 SH  PUT  SOLE                   150000        0        0